Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.3%)
Alabama (3.7%)
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,074
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,136
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	17,815	17,899
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	35,105	37,343
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	28,430	28,407
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	27,765	27,864
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,479
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	20,655	20,752
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,705	34,179
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,090	12,184
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	27,535	27,708
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	17,525	18,617
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	4,200	4,513
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,255	3,531
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	1.000%	7/1/31	20,950	22,348
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	22,305	24,408
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,654
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,653
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	3,695	4,019
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	13,050	14,494
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	27,290	29,528
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	2,085	2,194
	Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/54	2,115	2,231
	Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.000%	10/1/56	1,235	1,241
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,343
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,130	11,635
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,670	13,609
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	612
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	586
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	659
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	512
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	603
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	2,947
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	22,165	23,901
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,665	29,138
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	5,000	5,418
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	3,500	3,836
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,430
	Mobile County IDA Resource Recovery Revenue AMT (Am/Ns Calvert Llc Project)	5.000%	6/1/54	10,050	10,286
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,838
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	36,385	39,179
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	10,950	11,035
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	3,470	3,729
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,945	8,300
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	37,035	39,323
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,655	1,753
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,002
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,073
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,070
					581,273
Alaska (0.0%)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	3,630	3,660

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Samoa (0.0%)
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	3,029
[2]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,251
					6,280
Arizona (1.6%)
	Arizona Board of Regents College & University Revenue	5.500%	7/1/48	2,100	2,378
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	2,110	2,092
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/53	1,000	1,015
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/54	2,500	2,458
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/58	1,100	1,122
[2]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	844
[2]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,689
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Project)	5.000%	7/15/39	2,075	2,102
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Project)	5.000%	7/15/49	1,675	1,679
[2]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/50	2,365	2,369
[2]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/56	475	383
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	250	245
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	366
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	698
[2]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	656
[2]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	681
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	8,135	7,185
[2]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/40	920	913
[2]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/50	1,500	1,451
[2]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/31	595	547
[2]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/41	725	652
[2]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/51	1,275	1,048
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,009
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,005
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	500
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,568
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,875	6,564
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	5,000	5,117
[3]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,037
[3]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,528
[2,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	400
[2,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	891
[2,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	202
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/28	7,500	7,598
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/29	40,000	40,576
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/52	23,110	23,826
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	329
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	251
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	742
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,227
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	385
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	300
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	484
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,553
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/54	2,525	2,557
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,169
[2]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	175	174
[2]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	426
[2]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,925
[2]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,492
[1]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,365	1,504
[1]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,755	1,920
[1]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,010	1,098
[1]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,335	1,445
[1]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	2,200	2,357
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/48	5,000	4,746
[2]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,555

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,000	1,013
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,000	1,033
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	1,260	1,301
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,754
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,205	2,271
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,754
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,077
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	3,000	2,649
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	5,000	4,080
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	1,640	1,338
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/52	2,150	2,084
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	4,400	3,519
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	700	560
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,064
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	23,500	26,085
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,864
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,179
[2]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	8,525	8,720
[2]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/64	1,635	1,641
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,477
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project)	4.250%	3/1/28	10,420	10,437
					257,933
Arkansas (0.6%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,046
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,090	3,083
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,423
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	975	964
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,000	989
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	5,995
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,248
	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	8,500	8,779
[2]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	28,665	28,216
	Osceola AR Sewer Revenue PUT	5.500%	1/2/26	37,000	37,159
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	4,328
					102,230
California (8.8%)
[5,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,861
[5]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,164
[5]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,315
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,682
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/42	4,250	4,667
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/49	8,500	9,216
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/54	7,500	8,103
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,902
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	5,460	5,764
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	28,175	29,898
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	19,920	21,426
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	9,715	10,697
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	19,940	21,373
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	23,750	25,683
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,745	20,925
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	64,368
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	31,405	31,719
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,224
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,865	4,452
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,450	4,702
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	10,679
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	17,553
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	19,750	16,421
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,605
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,314
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	13,679
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	7,462
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,403
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,910	1,787
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,053
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	405	414

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,495	1,421
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,685
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,335
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,221
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,321
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,631
	California GO	5.000%	10/1/42	6,000	6,417
	California GO	3.000%	12/1/43	1,500	1,276
	California GO	3.000%	12/1/46	3,000	2,472
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,495	1,637
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,810	9,213
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,588	13,790
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	4,941	5,105
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,813	4,834
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,582	20,702
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,671	11,892
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,174	3,323
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,000	7,030
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,517
[2]	California Municipal Finance Authority Charter School Aid Revenue Belle Mente Montessori Academy Project)	5.000%	6/1/28	295	301
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	890	890
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,014
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,224
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,631
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,550
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	6,908
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,454
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	1,265	1,280
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,976
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,213
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	4,139
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,803
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/47	3,000	3,035
[2]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.200%	6/15/54	1,650	1,776
[2]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.375%	6/15/64	2,000	2,163
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,196
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.250%	12/2/24	13,000	13,005
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	2,005
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/34	16,500	16,629
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/53	1,850	2,001
[2]	California Pollution Control Financing Authority Resource Recover Revenue PUT	4.125%	8/15/24	21,000	21,000
	California Pollution Control Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	7/2/29	10,000	10,022
	California Pollution Control Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	7/2/29	8,000	8,014
[2]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,533
[2]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,190
[2]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,275
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,256
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	2,745	2,704
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,446
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,110	1,010
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,106
[5]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,973
[2]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	5,095
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,906
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	3,520	3,198
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	8,000	8,222
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	2,159
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	8,683
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,640
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,970
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,019
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,616
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,497
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,796
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/51	1,985	1,733
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,730

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,976
[2]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	5,278
[2]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,945	4,148
[2]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,808
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	847
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,774
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,941
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,696
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	4,141
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	10,766
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,620
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,890	7,968
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,440	7,866
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,875	3,766
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,885	4,974
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,163
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	7,567
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/56	5,000	3,476
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	8,204
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	9,130
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	19,108
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,791
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	723
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,858
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	3,254
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,147
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	5,198
[5]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,415
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	517
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	1,000	1,197
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	10,036	9,945
[2,7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,547	8,506
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	9,000	9,361
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,298
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,148
[2]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	8,000	7,588
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,411
[5]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	1,065
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,584
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,093
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	713
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,857
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,665	3,965
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	812
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,797
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	861
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,103
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,591
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,628
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	979
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,602
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	18,000	19,670
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,891
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,999
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	5,695	5,409
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,215
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	5.000%	5/15/34	1,840	1,999
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	4.000%	5/15/46	9,860	9,562
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	4.000%	11/15/31	140	146
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	5.000%	11/15/31	105	116
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	17,280	18,253
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/46	2,270	1,880
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,225
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,119
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,546
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,546
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,593
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,291
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,581

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	15,515	16,564
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,361
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	40	40
[5]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,409
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	646
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	529
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	502
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	499
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	562
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	676
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,144
	Palomar Health GO	4.000%	8/1/35	4,000	3,804
[9]	Palomar Health GO	7.000%	8/1/38	10,740	12,282
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,602
[3]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,573
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	10,000	4,644
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,858
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,034
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	6,076
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,219
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,630
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,407
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,089
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	5,921
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,242
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,693
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	5,035
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,056
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/37	4,500	5,027
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/38	3,500	3,886
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,562
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,435	7,998
[3]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	11,310	10,784
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	3,000	3,134
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	2,000	2,012
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	580	581
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,274
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,503
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,451
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,638
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,775
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,709
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,382
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	18,760	19,351
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,089
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	19,010	19,467
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	12,490	12,781
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/44	5,000	5,458
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/49	9,890	9,452
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/50	2,845	2,714
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	110	112
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	270	275
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	2,000	1,822
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,285

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,524
[3]	San Francisco Community College District GO	3.000%	6/15/45	5,000	4,149
[3]	San Francisco Community College District GO	5.250%	6/15/49	10,500	11,930
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,092
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,045
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,805
[5]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,804
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	15,445	16,506
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,573
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,783
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	707
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,392
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	1,500	1,206
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,185	10,570
[5]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,350
	Washington Township Health Care District GO	5.500%	8/1/53	750	843
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,637
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,325
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,310
					1,399,759
Colorado (2.5%)
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	14,092
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	556
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	979
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	2,098
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	485
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	602
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,176
[2]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,073
[3]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,003
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/29	1,120	1,066
[2]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	15,573	15,539
	City & County of Denver CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	3,955	4,166
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	425	378
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	579	500
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,032
	Colorado COP	6.000%	12/15/40	5,000	5,967
	Colorado COP	6.000%	12/15/41	3,570	4,243
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,379
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,506
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,653
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,853
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,504
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	6,275	6,252
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,263
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,855	4,314
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	3,095
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	12,474
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	13,680	12,717
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	8,585	9,116
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	1,952
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	1,034
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	944
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,700	4,099
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	12,000	13,188
[5]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/54	1,000	1,062
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	2,000	2,221
[3]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,000	1,097
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	773
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,424
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	899	900
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,513
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,137
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,773
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,851
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/48	32,850	31,020
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.250%	12/1/48	15,500	16,005

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/29	3,250	3,465
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/30	3,250	3,499
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	23,600	23,593
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,167
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/37	700	806
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/38	1,000	1,143
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/39	1,250	1,424
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/40	750	851
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/41	1,000	1,129
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,591
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	1,000	1,124
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/43	1,060	1,186
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	7,188
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	10,250	11,123
[2]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,735
[2]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,389
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	11,000	9,194
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,076
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,080	1,217
[11]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.921%	9/1/39	700	700
[11]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	4.321%	9/1/39	5,275	5,272
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,711
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,976
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,573
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/43	1,500	1,519
[2]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,840
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,487
[5]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,251	4,067
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,329
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,405
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	2,150	2,315
[2]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,330	1,331
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	422
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	514
[2]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	730
[2]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	6,050
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,650	1,681
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	498
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,715	4,782
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	403
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,219	4,657
	Southglenn Metropolitan District GO	3.500%	12/1/26	4,000	3,903
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,628
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	5,675	5,675
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	319
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,512
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	734	737
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,496
	Sterling Ranch Community Authority Board Special Assessment Revenue	5.625%	12/1/43	2,500	2,591
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,562
[5]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,825	4,877
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,868	1,822
[2]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	1,043
[2]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,881
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	687
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,316
[6]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	741
[5]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,557
					397,992
Connecticut (0.7%)
	Connecticut GO	3.000%	1/15/34	1,000	942
	Connecticut GO	3.000%	1/15/36	1,050	966
	Connecticut GO	3.000%	1/15/37	1,045	949
	Connecticut GO	3.000%	1/15/38	2,070	1,853
	Connecticut GO	3.000%	1/15/39	2,400	2,113
	Connecticut GO	3.000%	1/15/40	4,815	4,165
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,410	1,377
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,655	1,799
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,315	2,558

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	4,000	4,212
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,396
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,678
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,753
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,784
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,403
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/54	2,000	2,022
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	2,223
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	2,018
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,762
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,490
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	989
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,883
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,250	2,183
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,216
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,662
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,559
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,445
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,790
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/15/48	4,300	4,647
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,090	7,562
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,860
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/15/53	3,150	3,153
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/53	3,460	3,086
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,225	3,112
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/51	4,250	3,948
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,500	3,517
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,740	4,043
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,394
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,175	1,202
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	6,065	5,707
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/42	1,000	1,003
[2]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	514
[2]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,404
					114,342
Delaware (0.1%)
[2]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,967	8,223
[2]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/44	875	917
[2]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/53	1,000	1,055
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,481
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	166
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	181
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	197
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	191
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,237
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	411
[2]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	3,006
					20,065
District of Columbia (1.6%)
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	500	510
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,431
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	827
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	520
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,007
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,292
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,966
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,455
	District of Columbia Charter School Aid Revenue	5.750%	6/1/54	1,000	1,030
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,120
	District of Columbia Charter School Aid Revenue	6.000%	6/1/58	1,000	1,042
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,037
	District of Columbia College & University Revenue	5.000%	10/1/30	5,165	5,166
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,626
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,822
	District of Columbia GO	5.250%	1/1/48	6,625	7,361
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,160

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,515
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,020
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,266
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,589
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	530	527
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,014
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	895
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	987
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,363
	District of Columbia Income Tax Revenue	5.250%	5/1/48	10,000	11,147
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	7,870	8,057
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	10,000	11,034
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,721
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,638
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,380
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,960
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	950	930
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/41	2,750	3,037
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/42	3,000	3,223
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/44	5,000	5,329
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,692
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/34	2,000	2,064
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	4.000%	10/1/35	3,750	3,780
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/35	2,865	2,950
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	3,000	3,110
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	2,175	2,368
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	4.000%	10/1/37	3,345	3,368
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/37	2,335	2,538
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	2,995	3,151
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	1,860	2,012
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/39	1,025	1,075
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/39	1,775	1,966
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/40	2,575	2,838
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	23,811
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	12,921
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	5,496
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,707
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	4,295
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	4,905	5,349
					252,495
Florida (5.0%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	500
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	7,170	6,689
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,870
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,707
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	14,074
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,087
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/53	3,125	3,135
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/58	5,000	4,977
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,351
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,455
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,735	1,682
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,468
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,573
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,716
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,810
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,305
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	23,312
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	40,000	2,753
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/41	710	629
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/51	1,725	1,405
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/56	695	552
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,221
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,019
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,166
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	8,323
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	6,039
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/39	640	643

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,255	1,208
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/54	1,075	1,020
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	1,000	991
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,943
[2]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,518
[2]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	4,014
[2,4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	111
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/26	9,500	9,685
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/54	1,000	1,017
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,793
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,183
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,030
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,059
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	1,036
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,142
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/51	2,550	1,968
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	549
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	623
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	712
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	3,052
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	840	854
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	900	909
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,011
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	5.000%	9/15/40	1,000	964
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	5.000%	9/15/50	7,950	7,248
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/35	650	643
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/45	600	547
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/55	1,100	939
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/57	575	581
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/57	680	688
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	815
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	1,325	1,348
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	6,030
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,784
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	6,515	6,850
[2]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue	5.250%	6/1/59	1,000	1,017
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/38	25,000	25,778
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/41	20,000	20,455
	Florida Development Finance Corp. Transit Revenue	5.250%	7/1/47	7,500	7,697
	Florida Development Finance Corp. Transit Revenue	5.500%	7/1/53	10,000	10,385
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,000
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,680
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	1,832
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,552
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	3,700	3,791
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	6,335	6,547
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	12,420	14,022
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,626
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,260
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,030
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	8,000	8,190
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,239
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,015
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,907
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,135	3,471
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,486
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,080
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,328
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	8,730
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	19,365	17,636
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,973
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	999
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	1,998

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,527
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	5,000	5,654
[2]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	265	268
[2]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/39	1,255	1,258
[2]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/49	825	790
[2]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/54	825	777
[1]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,510	1,646
[1]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,595	1,734
[1]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,305	2,498
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	916
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,491
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,284
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	9,870	11,152
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	7,000	6,622
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/51	5,000	4,632
[1]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	10,000	10,725
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,990	10,003
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,540
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,067
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,738
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,125
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,886
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	3,250	1,349
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	1,000	885
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,837
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,325	5,149
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,871
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,850	5,712
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,751
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	18,210
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,234
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,971
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,430
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	4,135	3,942
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,802
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	1,000	1,020
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,343
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,789
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,520	13,659
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,000	8,480
[6]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,909
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	941
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,371
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,341
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	444
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,384
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,354
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	4,581
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/48	1,800	1,889
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,350	1,406
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/54	5,000	4,894
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,110	2,122
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,000	1,008
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	630	615
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	9,410	8,667
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,936
[2]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/27	6,000	7,380
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,016
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,441
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/54	1,700	1,705
[2]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,829
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,775	4,208
[5]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	10,675	11,990

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/46	1,685	1,323
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/56	2,605	2,297
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/38	1,345	1,367
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,295	4,383
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	380	383
[2]	Polk County IDA Industrial Revenue	5.875%	1/1/33	3,750	3,526
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,145
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,101
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,004
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,317
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,405
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,004
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,185	1,190
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,734
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,405	6,079
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,315	7,809
[2]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/51	1,660	1,394
[2]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/56	955	784
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	11,155	10,842
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	6,145	6,101
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,526
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	5,000	4,810
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,458
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,119
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/45	7,680	7,384
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	445
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/53	2,600	631
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,916
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,901
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,560
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,054
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	2,925	3,052
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,550
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/54	2,000	2,041
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	1,680	1,717
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	2,525	2,581
					789,185
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/44	5,250	5,554
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/39	4,500	4,883
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	3,735	4,032
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/41	7,000	7,731
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/42	8,290	9,126
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,136
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	994
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/53	12,500	13,286
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	840
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,835
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,010
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,016
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	210
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	468
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	515
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	258
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.375%	3/12/27	1,000	1,000
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere. (Polk Medical Center Project)	5.000%	7/1/26	5,270	5,445
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere. (Polk Medical Center Project)	5.000%	7/1/26	5,000	5,185
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	402
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	402

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	401
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,564
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,377
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	15,875	15,300
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	17,700
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	4/1/53	6,000	6,377
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	6,020	6,785
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,385	2,233
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,135
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,330
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,070
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	4,730	4,696
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	7,395	7,341
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	5,000	4,780
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,093
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,765
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,818
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,777
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	8,551
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,455
[2]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,391
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,352
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	533
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,490	1,589
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	19,555	20,114
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,975	6,136
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/62	4,025	4,170
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	2,600	2,737
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	5,300	5,646
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	6,710	7,129
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,220	1,227
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	13,805	15,146
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,825
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	822
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	3,750	4,053
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	2,730	2,953
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	17,460	18,044
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	1,300	1,301
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,410	14,462
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	4,325	4,358
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	20,235	20,365
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	1,400	1,472
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	5,735	5,782
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	31,340	33,396
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	11,775	12,452
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	34,840	37,246
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	9,325	9,892
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	23,160	24,799
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,035	22,582
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	25,630	27,303
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	32,535	35,049
[2]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,699
[2]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	17,610	17,375
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/39	1,635	1,518
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/49	3,440	3,032
					569,826
Guam (0.5%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	398
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	272
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	700
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	538
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,271

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,645
	Guam Department of Education COP	5.000%	2/1/40	6,280	6,272
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	360	365
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	507
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	400	412
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	650	669
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	450	470
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	500	522
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	800	847
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,058
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	795	851
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/45	1,250	1,339
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	8,150	8,403
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	4,350	4,577
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	4,150	4,269
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,700
	Guam Income Tax Revenue	5.000%	12/1/35	750	767
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	1,065	1,112
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	137
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,315	2,444
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,325
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	2,510	2,693
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,011
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	695	699
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,205	2,108
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,787
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,660	1,612
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,087
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,092
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,337
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	500	548
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,245
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	195	217
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,397
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	220	244
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	5,125	5,282
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	1,235	1,320
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	850	925
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	1,125	1,209
	Port Authority of Guam Port, Airport & Marina Revenue AMT	5.000%	7/1/35	720	742
					72,425
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,591
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,240
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,246
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,724
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	4.000%	3/1/37	4,275	3,588
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	3,265	2,455
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	513
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,293
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,093
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,648
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	920
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	757
					34,068
Idaho (0.2%)
[2]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	1,550	1,614
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,342
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,426
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	2,060
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,883
[2]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	14,688
					24,013
Illinois (6.6%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	263
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,092
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,615
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,368
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,402

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	1,925	2,040
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	25,275	28,037
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,296
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,208
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,888
[10,12]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,812
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,142
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,601
[2]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,361
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,908
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,185	862
[10,12]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,809
[5]	Chicago Board of Education GO	5.000%	12/1/31	625	656
	Chicago Board of Education GO	5.000%	12/1/31	1,100	1,146
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,562
[5]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,049
[5]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,311
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,046
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,038
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,216
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,541
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,863
	Chicago Board of Education GO	5.000%	12/1/38	4,295	4,451
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,781
	Chicago Board of Education GO	4.000%	12/1/41	8,000	7,388
	Chicago Board of Education GO	4.000%	12/1/43	1,000	903
	Chicago Board of Education GO	7.000%	12/1/44	36,450	37,539
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,002
[2]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,419
	Chicago Board of Education GO	4.000%	12/1/47	13,750	12,000
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,965
	Chicago Board of Education GO	6.000%	12/1/49	27,500	30,370
	Chicago IL GO	0.000%	1/1/31	4,915	3,795
	Chicago IL GO	5.000%	1/1/33	3,920	4,187
	Chicago IL GO	4.000%	1/1/38	12,994	12,673
[10]	Chicago IL GO	0.000%	1/1/39	5,250	2,753
	Chicago IL GO	5.000%	1/1/39	2,100	2,171
	Chicago IL GO	5.500%	1/1/39	2,580	2,827
	Chicago IL GO	4.000%	1/1/40	4,041	3,836
	Chicago IL GO	5.000%	1/1/40	2,000	2,061
	Chicago IL GO	5.500%	1/1/40	1,000	1,090
	Chicago IL GO	5.500%	1/1/41	1,000	1,065
	Chicago IL GO	5.500%	1/1/43	5,880	6,229
	Chicago IL GO	4.000%	1/1/44	5,644	5,159
	Chicago IL GO	4.000%	1/1/49	8,252	7,281
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,512
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,039
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/40	1,715	1,922
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,085
[5]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	6,055
[5]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	18,609
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,500	1,547
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,250	2,346
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,490	2,618
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/37	1,000	1,140
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,890	6,353
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/38	1,000	1,137
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	4,000	4,278
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/39	1,820	2,053
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	5,000	5,315
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/40	1,535	1,722
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	4,000	4,232
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	581
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,056
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,019
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,539
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,535
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,360

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	353
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,502
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,165
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,431
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,573
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,777
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,052
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,261
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,044
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/53	8,345	8,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,730
[3]	Chicago Park District GO	5.000%	1/1/37	1,240	1,333
[3]	Chicago Park District GO	5.000%	1/1/40	1,880	1,999
	Chicago Park District GO	5.000%	1/1/42	1,210	1,299
	Chicago Park District GO	5.000%	1/1/44	1,210	1,290
	Chicago Park District GO	5.000%	1/1/45	2,360	2,502
	Chicago Park District GO	5.000%	1/1/45	1,100	1,181
	Chicago Park District GO	5.000%	1/1/46	1,100	1,177
	Chicago Park District GO	5.000%	1/1/47	1,750	1,867
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	8,500	8,059
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,254
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,651
	Cook County IL GO	5.000%	11/15/31	715	791
	Cook County IL GO	5.000%	11/15/34	1,150	1,187
	Cook County IL GO	5.000%	11/15/35	1,025	1,056
[5]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	887
[2]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,465	5,969
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	2,275	2,282
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	964
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,751
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	515
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,628
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,392
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,228
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,660
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,308
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,071
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,412
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/44	1,250	1,283
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/49	1,705	1,739
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/51	1,000	1,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	490	487
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,167
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,567
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,766
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,428
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,934
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,892
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,197
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	1,150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,113
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,546
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	6,795	6,520
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,178
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,105	4,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	13,000	12,508
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,143
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	16,400	15,651
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,186
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	9,540	9,124
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	7,416
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,206
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	2,095	2,181
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,003

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,887
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,015
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,087
	Illinois GO	5.000%	11/1/29	14,695	15,432
	Illinois GO	5.000%	10/1/30	2,500	2,655
	Illinois GO	4.000%	6/1/33	1,575	1,576
	Illinois GO	4.000%	12/1/33	9,000	9,030
	Illinois GO	5.000%	3/1/34	1,000	1,097
	Illinois GO	4.000%	6/1/34	1,780	1,780
	Illinois GO	4.000%	10/1/34	1,000	1,009
	Illinois GO	5.000%	5/1/35	1,000	1,048
	Illinois GO	5.000%	7/1/35	19,605	21,720
	Illinois GO	4.125%	10/1/36	4,500	4,532
	Illinois GO	5.000%	5/1/37	2,835	3,117
	Illinois GO	4.000%	7/1/37	8,010	8,009
	Illinois GO	4.000%	10/1/37	1,000	998
	Illinois GO	5.250%	5/1/38	1,985	2,209
	Illinois GO	4.000%	10/1/38	5,000	4,982
	Illinois GO	4.000%	3/1/39	1,550	1,539
	Illinois GO	5.250%	5/1/39	4,990	5,533
	Illinois GO	5.500%	5/1/39	1,500	1,644
	Illinois GO	4.000%	10/1/39	2,475	2,449
	Illinois GO	5.250%	5/1/40	5,805	6,410
	Illinois GO	3.000%	12/1/40	2,500	2,129
	Illinois GO	5.250%	5/1/41	6,850	7,530
	Illinois GO	4.000%	10/1/41	2,000	1,952
	Illinois GO	5.500%	3/1/42	3,000	3,333
	Illinois GO	5.250%	5/1/42	6,565	7,188
	Illinois GO	5.250%	5/1/43	4,425	4,826
	Illinois GO	5.125%	10/1/43	5,500	5,959
	Illinois GO	5.750%	5/1/45	7,095	7,729
	Illinois GO	4.250%	10/1/45	4,250	4,204
	Illinois GO	5.250%	5/1/47	6,500	7,089
	Illinois GO	5.500%	5/1/47	10,415	11,388
	Illinois GO	5.000%	12/1/48	10,000	10,612
	Illinois GO	5.250%	5/1/49	3,500	3,797
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	4,000	4,070
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	8,902
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,000	2,230
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,584
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,279
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	7,215
[5]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,288
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,228
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,716
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,744
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,852
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,436
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,699
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	4,201
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	381
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	392
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,661
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,106
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,630
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	967
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,923
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	865
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,934
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,498
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	226
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,357
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	938
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,294
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	12,000	4,988
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	15,407
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	29,285
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	10,060
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/40	3,935	3,856

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	14,885	15,404
[3]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	21,800	6,285
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,011
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	4,952
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,246
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,000
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	2,810	3,153
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,085
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,563
[5]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,794
[3]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,902
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,409
					1,051,986
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/43	1,625	1,848
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,261
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/44	2,500	2,666
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	11,870	12,481
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/54	5,000	5,411
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,286
[2]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	8,500	5,079
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,190	1,195
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	6.750%	5/1/39	2,000	2,251
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	1,095
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	4,114
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	560
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	665
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	690
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,248
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,502
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/53	3,500	3,858
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	3,500	3,773
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	2,000	2,176
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	6,395	7,017
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,194
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,594
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,513
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/54	4,750	5,077
[2]	Valparaiso IN Industrial Revenue	4.500%	1/1/34	3,250	3,332
[2]	Valparaiso IN Industrial Revenue	4.875%	1/1/44	3,750	3,868
[2]	Valparaiso IN Industrial Revenue	5.000%	1/1/54	7,000	7,233
					96,987
Iowa (0.3%)
[1]	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,000	1,006
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	4,620	4,488
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/52	5,000	4,806
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project)	5.000%	12/1/50	2,500	2,653
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT	4.000%	12/1/32	6,250	6,558
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,000	2,115
[13]	Iowa Finance Authority Industrial Revenue PUT	3.875%	4/1/26	10,000	10,020
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,616
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,145
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	5,121
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	6,200	5,810
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	2,250
					50,588
Kansas (0.2%)
[2,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,079
[2,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,546
[5]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,600
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,451
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,818
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	974
[2]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,420	1,467
[1,5]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/41	1,135	1,223
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	13,816
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,665	1,656
					33,630

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,026
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,451
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	11,190	11,004
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,475	7,466
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	8,489
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	12,000	11,800
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,917
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,114
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,775
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,880
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,210
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,571
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	19,019
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	14,810	14,844
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	11,278
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	17,165	17,256
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	34,310	36,355
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	9,390	9,402
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	7,815	8,508
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	31,655	34,065
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,662
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,521
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	1,020	1,129
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/41	1,150	1,311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/40	1,290	1,452
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,775	1,788
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,195	1,327
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,345	1,331
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,935	3,938
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,609
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,856
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,076
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	5,065	5,215
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	1,005
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	15,605	16,926
					266,576
Louisiana (0.6%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,739
[2]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/38	1,000	1,016
[2]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/48	4,490	4,521
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	4,415	4,273
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/37	385	434
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	280
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/39	275	307
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,929
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,403
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,704
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,118
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,010
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	107
[5]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,558
[2]	Louisiana Public Facilities Authority Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	20,825	20,836
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	771
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	770
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	881
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	610
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	511
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	766
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,733
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	511
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,272
[5]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,400
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,052
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,078
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	3,970	3,976

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	993
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	500	499
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,045	1,039
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	761
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	630	593
					92,451
Maine (0.4%)
[2]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	7,829
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	782
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	549
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	754
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	938
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,113
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,957
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,653
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,680	4,813
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,381
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,090	3,094
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	7,300
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,062
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,826
	University of Maine System College & University Revenue	5.500%	3/1/57	5,850	6,286
	University of Maine System College & University Revenue	5.500%	3/1/62	7,635	8,173
					61,510
Maryland (1.3%)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,256
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	566
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	175
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,481
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	638
[7]	Freddie Mac Pool	3.650%	12/1/37	3,541	3,412
[7]	Freddie Mac Pool	3.600%	1/1/41	7,480	6,862
[2]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,027
[2]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,100	4,999
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	882
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,671
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,656
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,115
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,313
[2]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	400	400
[2]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	975
[2]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	974
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,563
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,615	3,612
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,210	1,179
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,015	2,935
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,580	2,661
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,355	2,515
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,079
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,077
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,073
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,357
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,307
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,790
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,480
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,566
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,452
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	202
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	149
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	180
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	195
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	333
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	383

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	332
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,072
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	2,695	2,508
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,535
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,430
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,770
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,871
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,181
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,487
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/39	4,125	4,354
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/42	3,120	3,251
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	7,415	7,726
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,340
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/47	2,250	2,396
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	892
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,094
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,117
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	573
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,180
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,264
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	244
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	905
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	8,585	8,247
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	2,710	2,812
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,277
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,416
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,542
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,070
[2,11]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.150%	7/1/41	15,335	15,335
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,494
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,757
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,395
	Prince George's County MD COP	5.000%	10/1/48	10,000	10,409
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,999
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,578
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,461
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,811
					212,793
Massachusetts (1.7%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,356
	Ashland MA GO	3.000%	8/1/52	3,500	2,790
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,003
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,615
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	9,158
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,585
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	10,765
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	1,925	2,022
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	5,000	5,397
	Lowell MA GO	2.000%	9/1/40	1,460	1,074
	Lowell MA GO	2.000%	9/1/41	1,440	1,036
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	8,062
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,344
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	4,070	4,222
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,124
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	608
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,597
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,450	2,477
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,093
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,006
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,043
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	852
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,405
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,262
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,528
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	827
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,198

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	943
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	988
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,072
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,874
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	975	918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,661
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	502
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,832
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	983
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	8,635	7,712
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	2,325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	484
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	960
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,432
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	900	934
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,760	11,580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,355	7,892
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	4,570	4,894
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	14,860	14,911
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/28	1,000	1,032
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	1,070	1,103
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/43	8,170	8,224
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	6,000	6,026
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	3,000	3,003
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,007
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	581
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,249
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	943
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,655
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,602
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,295
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	3,675	3,806
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	239
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	3,030	2,615
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	8,205	7,607
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	844
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,745	1,691
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	822
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,823
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	4,000	4,122
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,071
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,177
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,271
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/39	1,340	1,392
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,732
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,448
					268,173
Michigan (1.7%)
	Detroit MI GO	6.000%	5/1/43	1,000	1,152
	Detroit MI GO	5.500%	4/1/45	250	266
	Detroit MI GO	5.500%	4/1/50	250	264
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,216
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,239

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,397
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,823
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/48	1,500	1,676
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,067
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,877
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,063
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,858
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,050	1,164
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,045
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,339
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,788
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,267
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	970	943
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/49	13,275	14,443
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	901
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,195
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	634
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,111
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	1,690	1,526
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,622
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,581
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,361
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,220
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,537
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,364
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	9,950	9,616
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/49	2,375	2,646
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	8,210	7,645
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	3,000	2,807
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	1,620	1,589
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/57	1,725	1,902
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	115
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	11,005	11,422
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,003
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,007
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	2,029
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	19,790
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,291
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	10,445	11,307
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	625	624
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,065	8,624
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	11,010	11,978
[5]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,977
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,823
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	6/30/48	4,750	4,813
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Company Exempt Facilities Project) PUT AMT	3.875%	6/3/30	15,115	15,221
[1]	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.125%	8/1/27	3,400	3,353
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/49	1,600	1,783
	Novi Community School District GO	5.000%	5/1/38	1,905	2,084
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,073
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,045
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,044
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,043
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,043
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,870
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	825	782
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,492
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,629
	Trenton Public Schools School District GO	5.000%	5/1/42	5,000	5,212
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	1,975
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,053
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,860
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,532
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,224

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,063
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,038
					267,466
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,134
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/46	2,980	2,901
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	556
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	696
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	628
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	522
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	442
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	464
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	308
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,080
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	1,172
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	885
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,027
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,026
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	872
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	512
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	511
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	429
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	205
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	230
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	230
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	256
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,455
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	235
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	256
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	306
[1]	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/40	13,050	14,080
[1]	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	9,250	9,935
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,428
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,189
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	858
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	629
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,851
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,899
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,064
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,235	1,234
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	786	777
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	816
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	990	976
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,200	2,346
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	990	1,069
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,745	1,905
[1]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	3,715	4,168
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,565	11,670
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	907
	Osseo Independent School District No. 279 GO	4.000%	2/1/40	6,050	6,152
	Scott County MN GO	3.000%	12/1/32	1,775	1,755
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,184
[2]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	700
[2]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,226
[2]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,557
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	2,010	1,846
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	200
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	247
					110,205
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,167
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,428
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	1,967
[2]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,100
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,056

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,051
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/35	2,000	2,126
					14,895
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,290	2,195
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	114
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,784
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,820
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,134
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,184
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,004
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,154
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,482
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	2,989
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	4,138
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	2,985	3,066
[5]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	6,009
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/50	1,935	1,809
[5]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	6,382
[5]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	5,155
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	4,660	4,991
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	780	781
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.325%	8/15/47	1,390	1,396
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.825%	8/15/47	1,380	1,386
[2]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	915	890
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,851
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,311
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	1/1/39	4,945	4,935
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,536
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,875
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	6,035	6,733
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,477
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	2,475	2,394
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	896
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,944
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	4,840	5,174
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	35,000	33,686
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	12,017
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/35	1,065	1,081
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	2,195	2,169
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/43	1,030	1,114
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	9,015	9,069
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	17,534
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	2,100	2,015
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,675
[2]	Shrewsbury MO Tax Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	4,095	3,978
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,973
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,921
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,898
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/48	1,000	983
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/49	1,000	977
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/53	3,000	2,960
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,268
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,000
[2,4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/53	9,000	4,691
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,318
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,030	948
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	2,620	2,542
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,501
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,624
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,031
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,028
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,026
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,026
[5]	St. Louis MO Port, Airport & Marina Revenue	5.250%	7/1/54	2,390	2,562
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	1,032
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,206

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	952
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,107
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,000	893
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,215	1,043
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	825
[2,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,215	960
					227,622
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	4,200	4,194
[14]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,462
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	650
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,474
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	916
					9,696
Multiple States (0.4%)
[2,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,640	4,248
[7,11]	Freddie Mac Multifamily Certificates	4.520%	8/25/41	11,989	12,571
[7,11]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	7,959	6,946
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	7,336	7,094
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/36	9,907	9,960
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,951	4,130
[7,11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.411%	8/25/40	6,975	7,204
[2,7]	Freddie Mac Structured Pass-Through Certificates	4.563%	4/25/42	6,499	6,973
[7]	Freddie Mac Structured Pass-Through Certificates Local or Guaranteed Housing Revenue	4.544%	10/25/40	9,989	10,552
					69,678
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,280
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	514
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,210	40,363
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	9,685	10,168
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,101
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	958
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,800
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,000	5,460
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,771
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,084
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,184
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	10,066
					112,749
Nevada (0.2%)
	Clark County NV GO	5.000%	5/1/48	5,000	5,184
[3]	Clark County School District GO	3.000%	6/15/41	3,470	2,885
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	885	882
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	495	431
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	445	399
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,255	1,984
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/47	550	556
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/53	600	605
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	970	934
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	645	499
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,415	1,017
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/48	315	330
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/53	1,000	1,041
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	545	535
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	730	724
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	740	730
[2]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,585	1,603
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,170	1,133
[2]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,780	1,823
[2]	Reno NV Sales Tax Revenue	0.000%	7/1/58	17,500	2,465
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,274
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects) PUT	4.125%	10/1/29	3,000	3,038
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects) PUT	4.125%	10/1/29	5,000	5,064
					37,136
New Hampshire (0.6%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,883
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,709
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,439

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	6,000	6,149
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,326
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	4,000	4,155
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	553
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,621
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,001
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,000
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	14,157	14,087
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	8,900	8,549
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	12,987	12,152
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	5,381	5,291
[1]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.163%	10/20/41	7,400	7,156
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,470	4,619
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	499
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,187
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,190
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	903
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	828
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	12,000	11,566
					96,863
New Jersey (3.3%)
	Atlantic City NJ GO	5.000%	12/1/24	620	619
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,133
	Atlantic City NJ GO	5.000%	12/1/26	365	364
	Atlantic City NJ GO	5.000%	12/1/29	125	123
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,045
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	279
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,550
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,311
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	4,290	4,575
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,537
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	1,048
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,413
[2]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	2,120	2,128
[2]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	2,140	2,083
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	5,385	5,588
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,812
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,957
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,945
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,929
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,150
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,914
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,292
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	506
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,107
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	503
[2,4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,061
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,488
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,476
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,675
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,160
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	3,000	3,097
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Company Project)	4.000%	8/1/59	4,200	3,890
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Company Project)	5.000%	8/1/59	3,750	3,864
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,076
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,076
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,180
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,628
	New Jersey GO	2.000%	6/1/33	6,175	5,073
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,061
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	3,177
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	3,165

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,170	7,446
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	14,753
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,674
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	2,984
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,085	1,072
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,468
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,722
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,329
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	2,290	2,205
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,176
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,894
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,260	3,838
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,595	4,540
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,740	3,867
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,246
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,430
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,038
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,771
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,385
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,647
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,015
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	1,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	4,001
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,036
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,500	1,666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	2,500	2,804
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	3,790	3,827
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	2,660	2,930
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	2,090	2,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,778
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,591
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	8,210	8,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,120	20,535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	6,685	7,324
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,213
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,819
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	545
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,018
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,513
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	2,006
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,737
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,968
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,785
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,459
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	856
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,843
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	8,069
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	15,827
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	8,500	9,387
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,500	8,255
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	10,987
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	6,780	7,483
[5]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,696
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,197
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,299
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,420
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	12,129
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	15,610	14,909
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,399
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,862
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	7,475	7,516

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,638
					515,894
New Mexico (0.3%)
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,000	1,013
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	48,180
					49,193
New York (11.4%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,500	1,510
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,139
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,937
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	4,650	4,728
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	709
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	890
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,743
[2]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	2,250	2,346
[2]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	525	462
[2]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	2,490	1,965
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	546
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,835
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,072
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,460
[2]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	7,000	6,902
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,432
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,236
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	15,600	15,818
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,875	4,606
[7]	Freddie Mac Pool	4.400%	10/1/40	8,900	9,448
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,373
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	973
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	864
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	680
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,021
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,526
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,508
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,273
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,037
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,073
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,088
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,077
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,940
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,736
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	403
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,050
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,008
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,162
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,077
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	11,185	11,174
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,915	13,901
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,630	12,511
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,230	16,118
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	7,262
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,495	5,418
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	9,042
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,922
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	16,000	15,623
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,671
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,812
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	5,615	6,321
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,500	3,374
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	10,121
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,965	10,654

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,855	1,783
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,335	2,256
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,095	1,053
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	11,005	12,077
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	6,500	6,233
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	4,792
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	841
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	6,430	6,132
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	13,000	12,468
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,500	1,580
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	32,617
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/50	5,000	3,880
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/38	1,740	1,704
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/39	3,010	2,930
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	11,165	10,197
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/31	1,150	1,178
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,501
	Nassau County NY GO	4.000%	4/1/54	5,000	4,929
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,085
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,221
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,885
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	6,044
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	316
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	5,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,000	1,012
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	625	567
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,393
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,178
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,362
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	9,020	6,735
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,054
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	5,000	5,249
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,101
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,397
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,689
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,400	2,542
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,575	3,802
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	10,985	12,055
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	740	818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	10,000	10,611
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,225	11,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,232
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,529
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,588
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,528
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,233
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	7,740	8,110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	9,525	8,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,724
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,501
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	3,118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	6,336
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,334
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,250	989
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,750	6,008
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	18,750	18,297
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,363
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/47	5,000	5,697
	New York City Transitional Finance Authority Income Tax Revenue	3.000%	3/15/49	9,995	7,831
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	7,775	8,630
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,708
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,312
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,776
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,127

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,556
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	3,149
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,495
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,414
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,722
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	6,140
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	6,855	6,287
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,845	7,173
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,520	24,794
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,239
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,822
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,889
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	24,418
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	7,404
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	7,181
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	6,925	8,043
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/33	710	711
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/33	1,460	1,461
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/34	755	754
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/34	1,555	1,553
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/35	810	809
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/35	830	829
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/36	475	474
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/36	585	584
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,780	4,936
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,470	2,389
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,140	1,126
	New York NY GO	5.000%	8/1/38	6,500	6,667
	New York NY GO	4.000%	3/1/40	7,000	7,043
	New York NY GO	5.000%	4/1/43	6,720	6,984
	New York NY GO	5.000%	4/1/50	10,000	10,907
	New York NY GO	5.250%	4/1/54	7,560	8,371
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	183
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	174
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	2,000	1,981
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,852
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	4,157
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,555
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,181
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/49	2,135	2,346
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,880
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,365	2,799
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,842
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	3,915	4,194
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	2,250	2,451
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,801
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,679
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,361
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,956
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,764
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,919
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,876
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,382
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,393
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,631
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	1,150	1,289
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	1,265	1,410
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	1,230	1,366
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,773
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	26
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,876
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,145	7,711
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,465
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,722
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,000	10,536
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,298

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	7,000	7,324
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,492
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,948
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,512
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,121
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,125
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,526
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	6,000
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,773
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	5,000	5,009
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	3,244
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,821
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,171
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	5,020
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	6,033
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,233
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,902
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	7,499
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,668
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,518
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,765
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,187
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,250
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,441
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	10,000	11,214
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,243
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	3,153
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,375
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	1,940	1,879
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	2,450	2,597
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,050
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,877
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,153
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,089
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,620
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	2,000	2,001
	New York Transportation Development Corp. Industrial Revenue	5.375%	8/1/36	4,000	4,257
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,402
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,489
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,700	12,232
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	684
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	10,000	8,515
[5]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F.Kennedy International Airport Project)	4.000%	12/1/42	1,025	1,006
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/35	7,490	8,448
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/38	2,000	2,192
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/39	1,000	1,092
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/40	21,000	22,701
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/40	1,850	2,010
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/40	875	951
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/41	2,500	2,705
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/41	850	920
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,002
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/43	2,000	2,146
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/44	5,000	5,346
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/49	13,000	13,709
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/54	23,500	25,579
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/60	17,220	17,902
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/60	45,000	47,877
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	490	504
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	700	729
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/28	700	736
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	650	691
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	500	535

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	800	855
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	10,000	10,786
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	1,000	1,066
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	5,155	5,584
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	850	905
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	6,305	6,826
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	800	852
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	6,000	6,490
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	4,945	5,335
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	635	672
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	5,500	5,907
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	750	792
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	7,500	8,036
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/38	1,560	1,535
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,440	4,785
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	3,945	4,206
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	680	669
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/39	3,000	3,189
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	360	351
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	1,720	1,717
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/40	2,500	2,643
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	500	483
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	1,955	1,937
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/41	2,000	2,105
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	500	480
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	3,280	3,230
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	5,500	5,280
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/42	2,500	2,616
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health Sytem Inc Program)	4.500%	7/1/52	4,455	3,739
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,849
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,119
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,900
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,460
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,641
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	2,000	2,178
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,277
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,022
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,650	2,874
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	2,510	2,707
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,002
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	5,000	5,386

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,620	3,604
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	977
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,140
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	14,890
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/38	4,000	4,311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/39	3,000	3,224
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,002
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	4,000	4,172
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	6.000%	12/1/53	8,500	8,917
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,794
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,070	4,037
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,107
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	764
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,806
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	543
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	491
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,227
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,306
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,102
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,486
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	15,470	17,088
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,870
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,805
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,299
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	22,808
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	3,500	2,719
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	7,500	7,403
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,530
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,420
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	17,720	18,288
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,963
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,431
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	27,500	30,175
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,970	14,124
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,847
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,890
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,270
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,266
[2]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	8,138
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,010
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	1,010	860
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	5,960	6,758
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	5,000	4,508
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	10,708
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,000	936
					1,816,917
North Carolina (0.7%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,000	811
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,341
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/37	700	766
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,527
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/39	1,800	1,953
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/40	1,625	1,754
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,500	2,674
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,940	2,068
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,976
[5]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,548
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,500	2,530
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,906
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,035
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	531
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,235	2,219
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,915	5,246
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	850	853
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,374
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,347
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	2,000	1,903
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,852

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	6,780	6,426
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	2,670	2,656
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,976
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,931
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,569
[5]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,091
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	5,006
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,492
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,716
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,901
					105,978
North Dakota (0.3%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	3,805	3,828
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,122
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,600
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,864
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,085	2,986
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	13,225	13,748
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,730
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,992
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,883
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,000	904
					50,657
Ohio (2.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	196
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,074
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	194
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	714
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,926
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,539
	Beachwood City School District GO	5.250%	12/1/57	10,000	10,656
[3]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,258
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,070
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	3,015
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,825	5,834
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	8,748
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	30,680	28,577
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	73,780	68,325
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,756
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,015
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,322
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,890
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,621
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,500	7,500
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,697
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,676
[2]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue (Flats East Bank Project)	4.000%	12/1/55	2,155	1,808
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	3,800	3,770
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,760
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	4,025	4,112
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	428
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	412
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	535
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	482
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	467
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	752
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	754
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,094
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,628
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,682
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,135
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,991
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,785	2,677
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	8,036
[7]	Freddie Mac Pool	3.350%	10/1/38	5,000	4,813
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,725
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,851

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,053
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,509
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,445	2,552
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	3,050	3,126
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,431
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,473
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	31,590	31,593
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,767
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,008
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,457
	Kenton City School District GO	4.000%	11/1/58	4,655	4,472
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,834
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	19,850	20,288
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,061
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	802
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,076
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	860
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,073
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,315
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,083
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,476
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,805
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,936
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,577
	North Ridgeville City School District GO	5.250%	12/1/54	1,910	2,014
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.250%	6/1/27	3,900	3,953
[2]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	25,180	25,219
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,222
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,490	1,376
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	2,445	1,977
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	2,215	2,293
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,500	1,387
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	6,000	5,482
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Program)	4.000%	11/1/49	1,045	801
	Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	3,440	3,464
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,315	4,739
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	7,017
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,645
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,855	2,991
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,628
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,950	2,112
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	2,695	2,962
					411,424
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,005
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,906
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,003
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	4,895	4,893
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	6,100	4,752
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	1,085	1,113
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	11,052
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/44	1,000	1,032
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	19,320	19,704
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	9,325
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	550
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	408
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,909
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	510
					59,162
Oregon (1.0%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	1,590	1,460
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/29	8,750	8,769
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/45	4,660	4,874
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	5,305	4,989
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	1,995	2,244
	Oregon GO	5.000%	6/1/41	1,815	2,043
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,954

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	670	662
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,655	2,681
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,090	3,091
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	7,500	6,436
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,546
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,869
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,395
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,668
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,395
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,023
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,719
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,233
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,654
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,169
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,383
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	28,536
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,485
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,620
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,346
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,266
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	7,304
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,284
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	2,220	1,765
					154,863
Pennsylvania (7.3%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,366
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,679
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,753
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/41	5,255	5,146
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,300
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,149
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,857
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,695
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,481
[5]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,426
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,454
[2]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	5.250%	5/1/42	1,000	1,025
[2]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/42	2,500	2,644
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	5,307
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,445	7,864
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,274
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	5,305	5,330
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,090
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	940
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,680	1,621
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,515	1,364
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	842
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	418
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/42	1,500	1,462
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,369
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	2,000	1,858
[5]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,260	4,187
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,207
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,671
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	185	185
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,944
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,622
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,127
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	10,000	9,383
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	600	410
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/51	1,400	736
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/51	5,605	3,538
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,014
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,466

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	99
[2]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	1,025	1,022
[2]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	858	825
[3]	Coatesville School District GO	0.000%	10/1/33	775	535
[3]	Coatesville School District GO	0.000%	10/1/37	2,050	1,177
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,793
[5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,702
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,465
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.125%	10/15/41	3,775	2,824
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	6.250%	10/15/53	4,415	3,446
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	1,069
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,056
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	2,000	2,106
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,850	2,863
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,360	2,959
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,725	1,727
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,175	4,189
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	650	673
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	375	388
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/29	295	307
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	465	505
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,299
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,398
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,077
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	150	152
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,000
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	382
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,301
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,479
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	2,950	2,665
[7]	Freddie Mac Pool	3.300%	8/1/39	4,980	4,686
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	15,042
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	967
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,000	5,755
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	18,350	18,928
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,848
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,102
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,457
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,941
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,259
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	9,882
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,974
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	2,980	2,996
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,852
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,850
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	32,415	33,578
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,003
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,145
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,487
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,526
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,334
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,405
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,953
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	9,590
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	191
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,747
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,414
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	10,994
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,445	4,580
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,712
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,597
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,243
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	11,520

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	10,000	9,468
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	766
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	5,914
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,684
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	5,960
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	8,000	8,647
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	23,408
[5]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	5,000	5,469
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	6/30/26	870	883
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/26	750	762
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/28	895	909
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/29	12,655	12,847
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/30	640	649
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (The Pennsylvania Rapid Bridge Replacement Project)	5.000%	12/31/38	8,950	9,045
	Pennsylvania Economic Development Financing Authority Appropriations Revenue AMT	5.250%	6/30/53	10,000	10,315
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,016
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	5,000	5,080
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	508
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,770
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,854
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,342
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,779
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	9,013
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	8,086
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	815
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	11,935	11,178
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	9,230	8,595
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	1,040
[2]	Pennsylvania Economic Development Financing Authority Industrial Revenue (Consol Energy Inc. Project) PUT	9.000%	4/13/28	2,000	2,198
[1]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	8/1/25	35,000	34,875
[1]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	8/1/25	5,700	5,680
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	4.250%	7/1/27	47,500	47,563
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,550	1,634
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	445
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	2,365	2,512
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/31	2,315	2,477
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/32	2,000	2,148
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/33	1,875	2,024
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	3,560	3,037
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,580	2,199
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,970	3,140
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,500	4,914
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,805	5,228
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	3,885	4,302
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue AMT	4.000%	4/1/39	1,705	1,701
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,181
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,548
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,348
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,693
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,737
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,693
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,337
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/39	8,300	8,914
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	16,611
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,353
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	7,000	7,084

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,299
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,858
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,868
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,936
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,631
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,744
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,420
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,159
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	16,321
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,640
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,860
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	8,975	8,396
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	15,021
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,336
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,463
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	7,853
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,089
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,257
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	8,475	8,122
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	6,747
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,071
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,015
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,015
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,526
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,509
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,015
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,014
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	750	787
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	1,000	1,045
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,500	1,505
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/39	2,760	2,719
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/49	3,230	3,025
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	1,600	1,580
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/50	1,750	1,620
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/41	950	854
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/51	640	532
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/56	700	571
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	815	830
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	2,012
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,629
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,583
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,251
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,866
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,324
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	4,114
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,423
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	10,000	10,756
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,014
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,521
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,719
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,569
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,837
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,887
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,795
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,099
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	1,012
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,539
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,016
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,703
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,493
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,715
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,265
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,308
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	23,172
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,264
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	2,015	2,276

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,349
	Pittsburgh PA GO	4.000%	9/1/32	500	509
	Pittsburgh PA GO	4.000%	9/1/33	510	519
	School District of Philadelphia GO	5.000%	9/1/32	1,500	1,579
	School District of Philadelphia GO	5.000%	9/1/34	2,450	2,581
	School District of Philadelphia GO	5.000%	9/1/36	2,200	2,314
	School District of Philadelphia GO	5.250%	9/1/42	14,860	16,581
	School District of Philadelphia GO	5.250%	9/1/42	2,540	2,834
	School District of Philadelphia GO	5.000%	9/1/44	4,000	4,193
	School District of Philadelphia GO	5.500%	9/1/48	5,410	6,021
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,018
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,522
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,000	922
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	33,587
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,351
					1,163,939
Puerto Rico (2.6%)
	Commonwealth of Puerto Rico	0.000%	11/1/43	30,808	18,870
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,151	1,161
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,943	9,329
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,260	28,181
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	32,525	35,996
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,566	16,539
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	43,149	43,276
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	12,660	12,440
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,516	6,330
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	13,122	12,306
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,722
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,082
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,314
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,388
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,540	4,773
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,600	2,733
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,875	10,420
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,120	8,486
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,695	11,237
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,815	1,704
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,560	9,915
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	250	227
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,927
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	175
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	377
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	140	134
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	33
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	139
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,003	7,167
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,096	15,869
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	829
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	6,815
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	3,103	2,184
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	97,833	96,974
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,254	13,138
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	21,174	20,989
					412,392

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island (0.3%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,019
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,369
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,373
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,337
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,030
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,693
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,003
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,595
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,250
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,266
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,525
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,518
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	6,000	6,399
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	865
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/28	800	843
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/29	1,830	1,944
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/30	1,900	2,019
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	4,280	3,632
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,575
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,040
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,470	2,479
					49,774
South Carolina (1.7%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,340
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,785
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/44	6,000	6,350
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	6,945	7,545
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	4,555	4,898
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	3,750	3,643
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,837
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,561
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	709
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	10,000	10,700
[2]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/46	5,925	4,487
[2]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/56	5,200	3,646
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	5,024
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	5,960	5,946
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	6,325	7,121
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,665	5,229
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,189
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/48	5,250	5,282
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,630
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,940	3,320
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/49	3,450	3,888
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	12,500	13,526
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	21,065	23,565
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	7,500	7,331
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/26	7,480	7,580
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	10,203
[2,4]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	3,750	1,313
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,139
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,097
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,460
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,905
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,860	5,851
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	2,235	2,430
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/46	8,860	8,553
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,295	3,539
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,855	6,224
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,854
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	21,700	20,281
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	10,550	11,382
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,792
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,916
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,234

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,006
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,130
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,366
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,363
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	1,775	1,711
					268,881
South Dakota (0.1%)
	Lincoln County SD College & University Revenue	4.000%	8/1/56	3,040	2,525
	Lincoln County SD College & University Revenue	4.000%	8/1/61	2,650	2,157
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,005	13,506
					18,188
Tennessee (1.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,005
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	996
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,119
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	8,149
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	2,655	2,825
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	2,700	2,915
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,028
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,567
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,275	1,394
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,840	1,995
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	540
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	1,210	1,243
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	2,400	2,448
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	3,350	3,617
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,805
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	5,350	5,741
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/58	2,450	2,479
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	4.250%	8/1/25	1,200	1,196
[2]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,296
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/36	1,250	1,418
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,744
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,031
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	15,420	17,151
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	7,825	7,861
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	20,495	21,711
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,680	3,968
	Tennergy Corp. Natural Gas Revenue PUT, Prere.	5.000%	10/1/24	26,080	26,159
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,829
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,815
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	29,320	30,534
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	7,410	7,424
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	75	75
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,730	1,719
					202,797
Texas (6.7%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,889
	Angelina & Neches River Authority (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/45	1,450	1,031
[2]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,697
[2]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,249	4,388
[2]	Anna TX Special Assessment Revenue	7.375%	9/15/52	6,000	6,348
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,851
[2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,602
[16]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,160
[2]	Aubrey TX Special Assessment Revenue	6.000%	9/1/53	1,249	1,276
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/43	1,150	1,152
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,214

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,189
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,037
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,213
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,061
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,181
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,189
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,911
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,198
[16]	Bastrop Independent School District GO	5.000%	2/15/53	9,530	10,272
[16]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	10,000	10,878
[2]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	835
[2]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	2,013
[2]	Celina TX Special Assessment Revenue	6.750%	9/1/53	1,718	1,751
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,824
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,093
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,176
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,325
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,374
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,542
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,682
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,892
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	804
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	20,570
[3]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	4,740	3,859
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,600	5,437
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	4,256
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,019
[1]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	7,000	7,917
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,017
[1]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	2,180	2,407
[1]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,675	1,841
[1]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	1,930	2,120
[1]	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	5,250	5,713
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,606
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	425
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,019
[2]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	99
[2]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	192
[2]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	200
[2]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	925	851
[2]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	246
[2]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	742
[1]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/41	1,275	1,278
	Dallas TX GO	4.000%	2/15/40	6,250	6,326
	Dallas TX GO	4.000%	2/15/41	3,125	3,139
[16,17]	Denton Independent School District GO	5.000%	8/15/53	22,835	24,612
[16]	Dripping Springs Independent School District GO	5.000%	2/15/53	4,000	4,306
[16]	Edgewood Independent School District/Van Zandt County GO	4.000%	2/15/53	6,710	6,453
[2]	Fate TX Special Assessment Revenue	5.375%	8/15/44	548	548
[2]	Fate TX Special Assessment Revenue	5.750%	8/15/54	1,121	1,129
	Forney Independent School District GO	0.000%	8/15/37	325	188
	Forney Independent School District GO	0.000%	8/15/38	1,400	767
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,920	1,920
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	450	473
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	750	793
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	1,500	1,593
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/38	925	1,004
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/39	750	811
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/40	900	990
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/41	1,200	1,312
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/42	1,350	1,475
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/43	900	982
[1]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/44	850	925
[16]	Georgetown Independent School District GO	3.000%	8/15/40	4,500	3,866
	Grand Parkway Transportation Corp. Highway Revenue	5.450%	10/1/34	19,625	21,414
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	5,410	5,223
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	3,080	3,257
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,500	2,699
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	1,135	1,222

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,320
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	16,935	17,234
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/54	5,000	4,776
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	501
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	501
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,102
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,571
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,762
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	1,171
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	3,650	3,679
[2]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	975	819
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	2,108
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	930
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,846
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,781
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	5,000	1,194
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,923
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	14,425
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,303
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,068
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,496
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,511
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,126
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,497
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	4,215
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,388
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,783
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,187
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	2,012
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,503
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	2,175
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	2,995
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	7,840	7,516
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	13,879
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,460	5,584
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,155	6,268
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,508
[2]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	850
[16]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,257
[2]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,138
[2]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,988
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,682
[2]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,125
[2]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	496
[2]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,546
[2]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	915
[16]	Liberty Hill Independent School District GO	4.000%	2/1/48	7,500	7,337
[2]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	810
[2]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	389
[2]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,925
[2]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	603
[2]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,316
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,301
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,122
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,805	3,971
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	7,421
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	8,024
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,385
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,391
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	5,256
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	6,500	6,831
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,636
[8]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	2,000	2,055
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	64	1
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	338	3
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	423	4
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	169	2
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,491
[2]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	3,029

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	3,045
[16]	Midland Independent School District GO	4.000%	2/15/40	1,255	1,287
[16]	Midland Independent School District GO	4.000%	2/15/41	1,375	1,404
[16]	Midland Independent School District GO	5.000%	2/15/50	3,845	3,981
[16]	Midlothian Independent School District GO	3.000%	2/15/45	4,000	3,264
[2]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	989
[2]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	654
[2]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,893
[2]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	1,021
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,635
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,054
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,505
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,413
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,000	2,983
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,751
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,500
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,153
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,922
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,820
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,620	9,378
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/57	4,150	3,280
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living-Langford Project)	5.500%	11/15/52	4,650	3,805
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	976
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,895
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/49	2,000	1,848
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/55	6,175	5,573
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.250%	1/1/42	12,500	12,138
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.500%	1/1/57	2,500	2,377
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	458
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,664
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,020
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	871
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	6,761
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,588
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,518
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,047
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,948
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,001
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	251
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	531
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,477
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	6,889
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	3,000	3,017
[3]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,629
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	3,453
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,984
[16]	Northwest Independent School District GO	5.000%	2/15/49	1,000	1,078
[3]	Pearland TX GO	5.000%	9/1/48	1,150	1,244
[3]	Pearland TX GO	5.000%	9/1/53	1,300	1,395
	Pflugerville Independent School District GO	5.000%	2/15/48	6,495	6,807
[2]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	529
[2]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,098
[2]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	1,011

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/52	2,110	2,171
[2]	Plano TX Special Assessment Revenue	4.000%	9/15/51	3,650	3,013
[2]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	838
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,076
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,074
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,114
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,165
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,217
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,276
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,409
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,500
[2]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.000%	1/1/39	2,000	2,015
[2]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/44	2,000	2,012
[2]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/50	7,750	5,346
[2]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/54	1,000	1,008
[2]	Port of Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,445
[2]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.250%	9/1/43	1,000	1,008
[2]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.500%	9/1/53	1,315	1,324
[2]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/43	2,356	2,417
[2]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/53	2,672	2,719
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	10	10
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,016
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,582
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	10,000	10,752
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,339
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	911
[2]	Seagoville TX Special Assessment Revenue	6.000%	9/15/44	2,000	2,021
[2]	Seagoville TX Special Assessment Revenue	6.250%	9/15/54	2,052	2,066
[2]	Seagoville TX Special Assessment Revenue	7.000%	9/15/54	3,338	3,335
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,991
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,800
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,091
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,685	1,867
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	12,500	13,245
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	4,980	4,590
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	8,945	9,346
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,512
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	3,381
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,593
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,618
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,418
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/43	1,750	1,759
	Texas GO	4.125%	8/1/46	4,530	4,455
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,368
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	302
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,014
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	779
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,997
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	17,960	18,977
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	6,325	6,739
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	945	1,013
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	5,740	6,198
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	49,230	53,095
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	19,700	22,107
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,692
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,734
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,952
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,828
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,730
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,524
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,270
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,355
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,028
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,321
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,011

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,006
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/37	500	543
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,212
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	4,025	4,030
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/38	3,000	3,247
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,165	1,161
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/39	3,750	4,049
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,025	1,018
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,500	1,486
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/40	2,250	2,434
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/41	4,750	5,122
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/42	5,100	5,490
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/43	6,450	6,928
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/58	19,000	20,678
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	5,685	6,075
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	2,420	2,575
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	1,900	1,904
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	1,280	1,281
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	12,000	12,064
	Texas State University System College & University Revenue	4.000%	3/15/49	4,795	4,658
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,728
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/34	2,300	1,525
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/35	2,000	1,260
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/36	1,905	1,140
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	268
	Texas Water Development Board Water Revenue	5.000%	4/15/49	3,675	3,823
	University of Houston College & University Revenue	5.000%	2/15/56	6,005	6,414
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	2,500	2,959
					1,056,372
Utah (1.2%)
[2]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	2,000
[2]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	7,500	7,745
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	5,000	5,581
[2]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	5,187
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	4,185
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,225	1,290
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,360
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,884
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	18,682
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,218
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,791
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,884
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	2,023
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	16,435	17,626
[5]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	14,109
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	3,500	3,256
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,629
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	6,695	7,147
[2]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,839
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,337
	University of Utah College & University Revenue	5.250%	8/1/53	4,215	4,679
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	11,500	11,755
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,417
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	3,125	3,449
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,295	1,427
[1]	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	10,000	11,179
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,638
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,413
[3]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,392
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,439
[2]	Wood Ranch Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	1,125	1,155
					192,716

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/45	3,640	3,203
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,629
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	918
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	437
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,350
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	568
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,030
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	562
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	827
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	575
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	345	343
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	603
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	355	353
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	1,680	1,583
					18,981
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,387
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,389
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,910
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,034
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,023
[2]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,927
[2]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,870
					28,540
Virginia (1.6%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	270	314
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,746
	Charles City County Economic Development Authority Resource Recovery Revenue (Waste Management Inc. Project)	1.450%	4/1/27	1,300	1,190
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	530	535
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,000	5,015
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,305	5,320
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	8,096
[2]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	4,977
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,155
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,000
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric and Power Company Project) PUT	3.800%	5/28/27	1,000	1,012
[2]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,667
[2]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	5,090
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,952
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	5,990	4,869
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/31	750	752
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	1,000	1,012
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	815	822
[2]	Newport News IDA Revenue	5.330%	7/1/45	17,000	17,013
[2]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,300
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,998	2,041
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	6,366
	Sussex County IDA Resource Recovery Revenue PUT	4.250%	6/1/28	10,000	10,017
	University of Virginia College and University Revenue College & University Revenue	5.000%	9/1/49	5,595	5,910
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	5,130	5,330
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	4,430	5,089
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	5,465	6,231
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,515
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,576
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,582
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	991
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,247
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	1,967
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,558
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	4,882
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,261
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	2,250	1,980

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	2,000	1,754
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	4,000	4,000
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	3,000	3,350
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,212
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,734
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,666
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	6,193
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/35	220	218
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,320
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,450
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,304
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	789
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/38	12,225	11,917
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	901
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	898
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,793
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,500	11,061
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	1,745	1,860
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,760
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,066
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	21,270	20,205
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	5,945	5,699
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/41	3,995	3,199
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,344
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,153
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/42	1,000	1,057
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/42	1,270	1,342
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,602
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,905
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,659
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	1,000	1,012
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	545	550
					255,353
Washington (1.4%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/52	4,750	4,813
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	1,615	1,802
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,254
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	2,455	2,459
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,581
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,546
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,775
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	6,605	7,119
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/39	4,000	4,302
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	22,010	21,718
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	8,030	7,461
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,768
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,374
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	2,000	2,001
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/32	1,320	1,320
[2]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,059
	Washington GO	5.000%	8/1/33	3,795	3,808
	Washington GO	5.000%	8/1/34	3,640	3,652
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	2,079
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,147
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,784
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,765	3,521
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,085
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	26,952	25,014
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	13,923	12,557
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	31,000	30,693
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,781
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,176
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/31	2,395	2,222
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	7,947
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Eliseo Project)	2.125%	7/1/27	630	589

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,225	1,285
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,100	1,138
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,864
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,022
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,384
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	842
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,058
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	5,000	5,365
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project)	4.550%	8/1/43	1,000	999
[2]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/59	2,915	3,213
					216,577
West Virginia (0.5%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	1,000	991
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	5,937
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,430	1,296
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,095	2,126
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	6,433
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,165
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,436
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	6,868
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	9,010	8,851
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/53	21,000	23,785
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,193
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,658
					72,739
Wisconsin (2.9%)
[5]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,385
[5]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,413
[5]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,799
[5]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,820
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,570
[2]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	395	387
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	501
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,230
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	717
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,062
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,491
[2]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,787
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	993
[2]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/53	600	629
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,705
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,860
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	5,200	4,444
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	998
[2]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/58	550	578
[2]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	3,012
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	7,725	8,375
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,000	944
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/56	2,435	2,256
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/52	2,070	1,720
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/57	1,310	1,056
[2]	Public Finance Authority Charter School Aid Revenue (Corvian Community School Project)	5.000%	6/15/37	3,060	2,996
[2]	Public Finance Authority Charter School Aid Revenue (Corvian Community School Project)	5.125%	6/15/47	3,260	3,002
[2]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,342
[2]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	960
[2]	Public Finance Authority College & University Industrial Revenue	4.000%	9/1/51	3,615	2,737
[2]	Public Finance Authority College & University Industrial Revenue	4.000%	9/1/56	3,000	2,202
[2]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,800	1,687
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,009
	Public Finance Authority College & University Revenue	5.250%	10/1/48	6,225	5,889
[2]	Public Finance Authority College & University Revenue	4.000%	4/1/52	6,120	5,395
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,080
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,046
[2]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,615

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	9,500	7,743
[2]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,700
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	140	139
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,269
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,021
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,777
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	622
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,990
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	740
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	312
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	331
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	24,149
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	2,640	2,496
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	12,001
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	5,220	3,564
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,288
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,684
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,023
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,000	6,494
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,490
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,361
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,589
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	16,566
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,963
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	574
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,181
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,601
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,505
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,804
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,000	5,395
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	4,082
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,794
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,985	1,980
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,017	13,933
[1]	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	12,000	11,904
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/36	7,000	7,134
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,257
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	5,000	5,391
[2]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/50	9,600	9,576
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	1,745	1,746
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,262
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,299
[2]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	17,900	17,576
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,064
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	1,020
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	13,955	11,993
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	17,280	14,554
[2]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	6,000	6,081
[3]	Racine Unified School District GO	4.000%	4/1/42	3,445	3,422
[3]	Racine Unified School District GO	4.000%	4/1/43	3,970	3,925
[3]	Racine Unified School District GO	4.000%	4/1/44	2,435	2,396
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	5,310	5,102
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,450	1,571
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,396
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,710
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,661
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,795
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,091
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	750	810
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	900
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	905
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	920	973
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	18,374
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,399
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,395	3,238
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,866
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	7,355	8,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/54	3,630	3,846

Vanguard® High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,912
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,638
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,000	1,079
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,389
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	3,965	4,308
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,270	4,274
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,609
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,609
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	2,000	2,060
					453,333
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	50
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	686
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	1,045	1,142
					1,878
Total Tax-Exempt Municipal Bonds (Cost $15,639,250)					15,283,098
				Shares
Temporary Cash Investments (3.9%)
Investment Company (3.9%)
[18]	Vanguard Municipal Low Duration Fund (Cost $621,434)	3.785%		62,142,004	621,420
Total Investments (100.2%) (Cost $16,260,684)					15,904,518
Other Assets and Liabilities—Net (-0.2%)					(25,086)
Net Assets (100%)					15,879,432
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $1,590,206,000, representing 10.0% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Non-income-producing security—security in default.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by bank letter of credit.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Securities with a value of $885,000 have been segregated as initial margin for open futures contracts.
18	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.

Vanguard® High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(116)	(14,844)	(270)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,283,098	—	15,283,098
Temporary Cash Investments	621,420	—	—	621,420
Total	621,420	15,283,098	—	15,904,518
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	270	—	—	270
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.